PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4.	PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following (in thousands, except number of years):

		October 31,	July 31,
		2012	2013
	Life (years)		(Unaudited)
Equipment	1-3	$18,960	$18,970
Furniture and fixtures	5	691	806
Leasehold improvements	5	568	573
		20,219	20,349
Less: Accumulated depreciation		(18,698)	(19,109)
		$1,521	$1,240

Depreciation expense was approximately $505,000 and $617,000 for the nine months ended July 31, 2012 and 2013, respectively.

5.  PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following (in thousands, except number of years):

		October 31,	October 31,
		2011	2012
	Life (years)
Equipment	1-3	$19,099	$18,960
Furniture and fixtures	5	687	691
Leasehold improvements	5	553	568
		20,339	20,219
Less: Accumulated depreciation		(19,019)	(18,698)
		$1,320	$1,521

Depreciation expense was approximately $537,000 and $711,000 for fiscal years 2011 and 2012, respectively.